Interest Income (Details) - Schedule of Interest Income - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Interest Income Abstract
Interest income from bank deposits	$ 433,848	$ 204,081	$ 25,059
Interest income from financial assets measured at amortized cost	336,472	31,604	12,810
Others	90	227
Total interest income	$ 770,410	$ 235,912	$ 37,869